Note 13 - Related Party Transactions and Balances - Schedule of Related Party Payments (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Salaries and benefits	$ 813,400	$ 755,475	$ 740,208	[1]
Share-based payments	2,216,170	1,537,060	725,165
Directors’ fees	70,000	41,000	48,000
Total	$ 3,099,570	$ 2,333,535	$ 1,513,373

[1]	For the year ended December 31, 2015, Hawk Mountain Resources Ltd. ("Hawk Mountain"), a private company of which the Chairman of the Company is a shareholder, was paid $193,333 for geological services provided to the Company and is recorded in general exploration expenses. The services agreement with Hawk Mountain was terminated effective December 31, 2015. Effective January 1, 2016, the Company entered into an employment contract with the Chairman directly.